RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified										12 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Retail note receivables	Dec. 31, 2012 Retail note receivables	Dec. 31, 2011 Retail note receivables	Dec. 31, 2012 Retail note receivables Minimum	Dec. 31, 2012 Retail note receivables Maximum	Mar. 31, 2013 Wholesale receivables	Dec. 31, 2012 Wholesale receivables	Dec. 31, 2011 Wholesale receivables	Dec. 31, 2012 Wholesale receivables Maximum	Mar. 31, 2013 Finance lease receivables	Dec. 31, 2012 Finance lease receivables	Dec. 31, 2011 Finance lease receivables	Mar. 31, 2013 Restricted receivables	Dec. 31, 2012 Restricted receivables	Dec. 31, 2011 Restricted receivables	Mar. 31, 2013 Commercial revolving account receivables	Dec. 31, 2012 Commercial revolving account receivables	Dec. 31, 2011 Commercial revolving account receivables
Receivables
Gross receivables	$ 11,377,132	$ 10,854,596		$ 9,521,410			$ 554,912	$ 903,644	$ 731,807			$ 393,016	$ 88,763	$ 87,600		$ 60,244	$ 62,615	$ 53,391	$ 10,135,996	$ 9,573,535	$ 8,566,514	$ 232,964	$ 226,039	$ 82,098
Less: Unearned finance charges				(28,188)
Less: Allowance for credit losses	(123,024)	(122,320)	(103,298)	(106,673)	(118,730)	(132,271)
Total receivables, net	11,254,108	10,732,276		9,386,549
Restricted Receivables	10,135,996	9,573,535		8,566,514			6,815,091	6,376,211	5,454,279			3,303,964	3,176,410	2,884,516		16,941	20,914	47,000						180,719
Off-Book Receivables	39,051	47,367		108,476			39,051	47,367	108,476
Retained Interests	5,597	9,271		17,289			5,597	9,271	17,289
Stated original maturities										2 years	6 years				24 months
Interest-free periods															12 months
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2013		5,651,523
2014		1,708,870
2015		1,452,937
2016		1,120,601
2017 and thereafter		920,665
Total Receivables	$ 11,377,132	$ 10,854,596	$ 10,144,982	$ 9,493,222